Schedule of investments
Macquarie VIP Pathfinder Conservative Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 94.82%<<
Fixed Income Funds — 54.36%
Macquarie VIP Corporate Bond Series – Service Class	4,633,346	$21,637,725
Macquarie VIP High Income Series – Standard Class	275,522	796,257
Macquarie VIP Limited-Term Bond Series – Service Class	2,682,275	12,526,227
		34,960,209
Global / International Equity Fund — 9.78%
Macquarie VIP International Core Equity Series – Standard Class	330,315	6,292,493
		6,292,493
US Equity Funds — 30.68%
Macquarie VIP Core Equity Series – Service Class	659,748	9,203,486
Macquarie VIP Growth and Income Series – Standard Class	187,733	6,576,287
Macquarie VIP Smid Cap Core Series – Service Class	114,114	1,462,938
Macquarie VIP Value Series – Service Class	576,222	2,483,520
		19,726,231
Total Affiliated Mutual Funds (cost $68,112,552)		60,978,933

Exchange-Traded Funds — 4.99%<<
Macquarie Focused International Core ETF	6,278	162,922
Macquarie Focused Large Growth ETF	101,300	3,044,065
Total Exchange-Traded Funds (cost $3,166,184)		3,206,987

	Number of shares	Value (US $)

Short-Term Investments — 0.51%
Money Market Mutual Funds — 0.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	81,822	$ 81,822
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	81,822	81,822
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	81,821	81,821
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	81,821	81,821
Total Short-Term Investments (cost $327,286)		327,286

Total Value of Securities—100.32% (cost $71,606,022)		64,513,206
Liabilities Net of Receivables and Other Assets—(0.32%)		(207,061)
Net Assets Applicable to 14,254,631 Shares Outstanding — 100.00%		$64,306,145
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV046 [0925] 1125 (4967872)    1